Expense Example - FidelitySmallCapDiscoveryFund-PRO - FidelitySmallCapDiscoveryFund-PRO - Fidelity Small Cap Discovery Fund - Fidelity Small Cap Discovery Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 105
3 years	328
5 years	569
10 years	$ 1,259